22,263-8                      Exchange Act-Forms               1868   4-28-99

                                                            FORM 13F

                                                   -----------------------------
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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Accel IV Associates L.P.
Address:  428 University Avenue, Palo Alto, CA  94301
Form 13F File Number:  28-______________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  General Partner

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
--------------------------------
[Signature]

Princeton, New Jersey
--------------------------------
[City, State]

2/10/00
--------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                      None

Form 13F Information Table Entry Total:
                                                      10

Form 13F Information Table Value Total:
                                                      $585,849 (thousands)

List of Other Included Managers:
                                                      None

                                                   FORM 13F INFORMATION TABLE



                                                          VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED   NONE
--------------------------- -------------- ---------   ----------- --------   ---  ----  ------- --------  --------  -------- ------
Actuate Corporation         Common         00508B102     209,530   4,887,006  SH           Sole            4,887,006    0       0
Corsair Communications      Common         220406102     2,798     344,338    SH           Sole            344,338      0       0
EPIX Medical, Inc.          Common         26881Q101     6,337     633,673    SH           Sole            633,673      0       0
FVC.COM, Inc.               Common         30266P100     12,245    1,047,675  SH           Sole            1,047,675    0       0
Real Networks               Common         75605L104     259,990   2,160,958  SH           Sole            2,160,958    0       0
Hybrid Networks             Common         44860K102     10,904    545,193    SH           Sole            545,193      0       0
Cisco Systems               Common         17275R102     4,403     41,099     SH           Sole            41,099       0       0
HearMe, Inc.                Common         421903105     69,741    2,619,379  SH           Sole            2,619,379    0       0
Continuus Software, Inc.    Common         21218R104     6,238     519,809    SH           Sole            519,809      0       0
Calico Commerce Inc.        Common         129897104     3,664     69,137     SH           Sole            69,137       0       0

